Earnings per share (EPS) (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share (EPS)
Summary of earnings per share (EPS)

	Years Ended December 31,
in thousands of shares	2024	2023	2022
Issued Class A shares as of January 1	207,794	206,849	206,572
Effect of Class A shares issued	978	346	222
Effect of options and warrants exercised or exercisable	2,654	519	—
Effect of treasury shares held	(1,157)	(197)	(246)
Weighted-average number of Class A shares as of December 31 (basic)	210,269	207,517	206,548

	Years Ended December 31,
in thousands of shares	2024	2023	2022
Weighted-average number of Class A shares as of December 31 (basic)	210,269	207,517	206,548
Effect of unvested RSUs, PSUs, options, and warrants	17,211	19,129	15,619
Weighted-average number of Class A shares as of December 31 (diluted)	227,480	226,646	222,167

	Years Ended December 31,
in thousands of shares	2024	2023	2022
Issued Class B shares as of January 1	903,671	903,671	903,671
Weighted-average number of Class B shares as of December 31 (basic and diluted)	903,671	903,671	903,671

	Years Ended December 31,
in €‘000	2024	2023	2022
Profit attributable to Class A shares owners	23,845	24,152	7,580
Profit attributable to Class B shares owners	10,305	10,503	3,311
Profit attributable to owners of the Company	34,150	34,655	10,891

	Years Ended December 31,
	2024	2023	2022
Basic EPS from profit attributable to Class A shares owners	0.11	0.12	0.04
Diluted EPS from profit attributable to Class A shares owners	0.10	0.11	0.03
Basic and diluted EPS from profit attributable to Class B shares owners	0.01	0.01	0.00

	Years Ended December 31,
in €‘000	2024	2023	2022
Loss from discontinued operations attributable to Class A shares owners	—	(524)	—
Loss from discontinued operations attributable to Class B shares owners	—	(227)	—
Loss from discontinued operations attributable to owners of the Company	—	(751)	—

	Years Ended December 31,
	2024	2023	2022
Basic EPS from discontinued operations attributable to Class A shares owners	—	0.00	—
Diluted EPS from discontinued operations attributable to Class A shares owners	—	0.00	—
Basic and diluted EPS from discontinued operations attributable to Class B shares owners	—	0.00	—

	Years Ended December 31,
in €‘000	2024	2023	2022
Profit for the year from continuing operations attributable to Class A shares owners	23,845	24,675	7,580
Profit for the year from continuing operations attributable to Class B shares owners	10,305	10,731	3,311
Profit for the year from continuing operations attributable to owners of the Company	34,150	35,406	10,891

	Years Ended December 31,
	2024	2023	2022
Basic EPS from profit for the year from continuing operations attributable to Class A shares owners	0.11	0.12	0.04
Diluted EPS from profit for the year from continuing operations attributable to Class A shares owners	0.10	0.11	0.03
Basic and diluted EPS from profit for the year from continuing operations attributable to Class B shares owners	0.01	0.01	0.00